COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Cost of sales

	Gold		Copper		Other[4]		Total
For the years ended December 31	2018	2017	2018	2017	2018	2017	2018	2017
Direct mining cost[1,2,3]	$3,130	$3,063	$344	$274	$7	$28	$3,481	$3,365
Depreciation	1,253	1,529	170	83	34	35	1,457	1,647
Royalty expense	196	206	39	38	—	—	235	244
Community relations	42	38	5	4	—	2	47	44
Total	$4,621	$4,836	$558	$399	$41	$65	$5,220	$5,300

[1]	Direct mining cost related to gold and copper includes charges to reduce the cost of inventory to net realizable value of $199 million (2017: $21 million). Refer to note 17.

[2]	Direct mining cost related to gold includes the costs of extracting by-products and export duties paid in Argentina.

[3]	Includes employee costs of $1,001 million (2017: $1,051 million).

[4]	Other includes realized hedge gains and losses and corporate amortization.